UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Dynamic Convertible and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
Corporate Bonds (22.4%)
	Consumer Discretionary (6.8%)
2,255,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	$2,395,938
6,584,000	DISH DBS Corp.~ 6.750%, 06/01/21	7,086,030
902,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	907,074
2,706,000	GameStop Corp.*~^ 6.750%, 03/15/21	2,756,738
4,058,000	Golden Nugget, Inc.* 8.500%, 12/01/21	4,354,741
5,446,000	Goodyear Tire & Rubber Company~µ 8.750%, 08/15/20	6,487,547
4,509,000	MGM Resorts International 6.750%, 10/01/20	4,996,536
1,804,000	Neiman Marcus Group Ltd., LLC*^ 8.000%, 10/15/21	1,120,735
2,962,000	Netflix, Inc. 5.500%, 02/15/22	3,187,852
		33,293,191
	Consumer Staples (1.1%)
891,000	Post Holdings, Inc.* 6.750%, 12/01/21	944,460
4,419,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	4,681,003
		5,625,463
	Energy (1.4%)
6,764,000	SESI, LLC 6.375%, 05/01/19	6,802,047
	Financials (1.9%)
3,542,000	Ally Financial, Inc.µ 6.250%, 12/01/17	3,668,184
5,411,000	International Lease Finance Corp.~µ 8.750%, 03/15/17	5,456,506
		9,124,690
	Health Care (2.7%)
5,321,000	Endo International, PLC*~‡ 7.250%, 01/15/22	4,852,087
6,764,000	Tenet Healthcare Corp. 6.750%, 02/01/20	6,742,863
1,623,000	VPII Escrow Corp.*^ 7.500%, 07/15/21	1,421,139
		13,016,089
	Industrials (1.8%)
1,880,000	Michael Baker International, LLC* 8.250%, 10/15/18	1,901,150
4,509,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	4,731,632
2,134,000	United Rentals North America, Inc. 7.625%, 04/15/22	2,240,700
		8,873,482

PRINCIPAL AMOUNT		Value
	Information Technology (0.7%)
1,964,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	$2,004,429
1,353,000	First Data Corp.*^ 7.000%, 12/01/23	1,436,717
		3,441,146
	Materials (2.2%)
2,706,000	Constellium, NV*^ 8.000%, 01/15/23	2,858,212
3,157,000	Huntsman International, LLC~ 5.125%, 11/15/22	3,267,495
4,509,000	Trinseo Materials Operating, SCA*~ 6.750%, 05/01/22	4,748,541
		10,874,248
	Telecommunication Services (2.8%)
4,329,000	Frontier Communications Corp.^ 8.500%, 04/15/20	4,621,207
1,245,000	Intelsat Jackson Holdings, SA*~^ 8.000%, 02/15/24	1,292,466
7,125,000	Sprint Corp.^ 7.625%, 02/15/25	7,654,922
		13,568,595
	Utilities (1.0%)
3,507,000	Calpine Corp.*^µ 7.875%, 01/15/23	3,662,623
1,255,000	NRG Energy, Inc. 7.875%, 05/15/21	1,307,553
		4,970,176

	Total Corporate Bonds (Cost $109,946,136)	109,589,127

Convertible Bonds (83.9%)
	Consumer Discretionary (14.6%)
4,500,000	CalAtlantic Group, Inc.µ 1.250%, 08/01/32	4,641,547
	Ctrip.com International, Ltd.
2,000,000	1.000%, 07/01/20	2,106,790
1,920,000	1.250%, 09/15/22*	1,893,322
5,100,000	DISH Network Corp.* 3.375%, 08/15/26	5,959,630
1,750,000	Horizon Global Corp. 2.750%, 07/01/22	1,839,688
3,450,000	Liberty Interactive, LLC*^ 1.750%, 09/30/46	3,886,373
	Liberty Media Corp.
5,825,000	1.375%, 10/15/23	6,292,340
3,400,000	2.250%, 09/30/46*	3,644,409
3,500,000	Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	3,559,553
3,400,000	Macquarie Infrastructure Corp. 2.000%, 10/01/23	3,339,718
9,125,000	Priceline Group, Inc.^ 0.900%, 09/15/21	9,868,277
19,950,000	Tesla Motors, Inc.~ 1.250%, 03/01/21	18,790,406

See accompanying Notes to Schedule of Investment

1

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
3,750,000		Toll Brothers Finance Corp.µ 0.500%, 09/15/32	$3,700,444
1,750,000		World Wrestling Entertainment, Inc.* 3.375%, 12/15/23	1,761,541
			71,284,038
		Energy (4.0%)
6,750,000		Nabors Industries, Inc.* 0.750%, 01/15/24	6,836,940
1,700,000		Newpark Resources, Inc.* 4.000%, 12/01/21	1,863,251
4,850,000		PDC Energy, Inc. 1.125%, 09/15/21	5,486,296
4,700,000		SM Energy Company 1.500%, 07/01/21	5,155,289
			19,341,776
		Financials (5.8%)
7,500,000		Ares Capital Corp.µ 4.375%, 01/15/19	7,700,775
1,500,000		Blackstone Mortgage Trust, Inc.µ 5.250%, 12/01/18	1,692,915
2,000,000		Colony Capital, Inc. 3.875%, 01/15/21	2,001,870
4,150,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	3,271,715
2,200,000		Jefferies Group, Inc.^µ 3.875%, 11/01/29	2,230,162
2,900,000		MGIC Investment Corp.*µ 9.000%, 04/01/63	3,734,460
		Prospect Capital Corp.^µ
2,300,000		5.750%, 03/15/18	2,362,261
2,000,000		4.750%, 04/15/20	1,964,880
3,450,000		TCP Capital Corp.*~ 4.625%, 03/01/22	3,439,357
			28,398,395
		Health Care (14.0%)
		BioMarin Pharmaceutical, Inc.
3,400,000		1.500%, 10/15/20^	4,115,258
2,900,000		0.750%, 10/15/18	3,349,427
1,500,000		Depomed, Inc. 2.500%, 09/01/21	1,720,868
4,165,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	5,108,206
3,350,000		Evolent Health, Inc.* 2.000%, 12/01/21	3,612,054
6,000,000		HealthSouth Corp.µ 2.000%, 12/01/43	6,838,530
6,100,000		Hologic, Inc.^µ‡ 2.000%, 03/01/42	8,346,081
1,460,000		Incyte Corp. 1.250%, 11/15/20	3,528,747
3,450,000		Insulet Corp.* 1.250%, 09/15/21	3,413,206
4,500,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	4,477,567
3,275,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	3,657,160
4,500,000		Jazz Investments I, Ltd.^µ 1.875%, 08/15/21	4,525,447
6,100,000		Medidata Solutions, Inc. 1.000%, 08/01/18	6,577,203

PRINCIPAL AMOUNT		VALUE
2,750,000	Molina Healthcare, Inc.^µ 1.625%, 08/15/44	$3,204,190
4,550,000	NuVasive, Inc.* 2.250%, 03/15/21	6,021,015
		68,494,959
	Industrials (5.6%)
3,350,000	Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	3,336,885
2,500,000	Air Lease Corp.µ 3.875%, 12/01/18	3,495,425
3,300,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 06/01/22	3,421,011
5,800,000	Dycom Industries, Inc. 0.750%, 09/15/21	6,320,927
1,750,000	Greenbrier Companies, Inc. 3.500%, 04/01/18	2,300,725
3,500,000	Trinity Industries, Inc.µ 3.875%, 06/01/36	4,418,592
3,400,000	Tutor Perini Corp.*µ 2.875%, 06/15/21	4,083,655
		27,377,220
	Information Technology (33.9%)
1,725,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	2,569,819
5,935,000	Citrix Systems, Inc.µ 0.500%, 04/15/19	6,872,018
3,400,000	Cypress Semiconductor Corp.*^µ 4.500%, 01/15/22	3,907,110
2,003,000	Euronet Worldwide, Inc.~^µ 1.500%, 10/01/44	2,289,669
6,700,000	Finisar Corp.* 0.500%, 12/15/36	6,759,630
3,425,000	Inphi Corp.*^ 0.750%, 09/01/21	3,701,826
	Intel Corp.
5,900,000	3.250%, 08/01/39µ	10,502,265
5,200,000	3.479%, 12/15/35~^	7,129,486
2,500,000	Knowles Corp.* 3.250%, 11/01/21	3,053,675
7,400,000	Microchip Technology, Inc.~ 1.625%, 02/15/25	10,075,507
3,850,000	Micron Technology, Inc.µ 3.125%, 05/01/32	9,669,236
3,500,000	Nice Systems, Inc.* 1.250%, 01/15/24	3,737,493
3,500,000	Novellus Systems, Inc.~µ 2.625%, 05/15/41	11,875,360
1,100,000	NVIDIA Corp.µ 1.000%, 12/01/18	5,985,831
8,925,000	NXP Semiconductors, NV 1.000%, 12/01/19	10,153,258
3,500,000	ON Semiconductor Corp.^ 1.000%, 12/01/20	3,656,363
3,375,000	Palo Alto Networks, Inc.µ 0.000%, 07/01/19	4,811,451
3,250,000	Pandora Media, Inc. 1.750%, 12/01/20	3,363,734
4,750,000	Proofpoint, Inc.^ 0.750%, 06/15/20	5,675,775
4,125,000	Red Hat, Inc.^µ 0.250%, 10/01/19	5,032,851
3,275,000	Rovi Corp. 0.500%, 03/01/20	3,241,726

See accompanying Notes to Schedule of Investment

2

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
8,545,000	Salesforce.com, Inc.^µ 0.250%, 04/01/18	$10,806,947
4,300,000	ServiceNow, Inc.^ 0.000%, 11/01/18	5,718,183
9,600,000	SunEdison, Inc.*@ 0.250%, 01/15/20	262,128
4,500,000	Synchronoss Technologies, Inc.^ 0.750%, 08/15/19	4,709,205
3,325,000	Teradyne, Inc.*^ 1.250%, 12/15/23	3,759,045
3,500,000	Veeco Instruments, Inc. 2.700%, 01/15/23	3,425,678
2,475,000	WebMD Health Corp.* 2.625%, 06/15/23	2,343,738
	Workday, Inc.
7,300,000	1.500%, 07/15/20	9,017,361
1,300,000	0.750%, 07/15/18~µ	1,502,664
		165,609,032
	Materials (1.4%)
3,000,000	Royal Gold, Inc. 2.875%, 06/15/19	3,282,915
3,200,000	RTI International Metals, Inc. 1.625%, 10/15/19	3,504,864
		6,787,779
	Real Estate (3.9%)
4,200,000	Colony Starwood Homes* 3.500%, 01/15/22	4,256,910
1,500,000	Empire State Realty OP, LP*µ 2.625%, 08/15/19	1,707,690
3,400,000	IAS Operating Partnership, LP* 5.000%, 03/15/18	3,459,653
3,300,000	Spirit Realty Capital, Inc.^µ 3.750%, 05/15/21	3,451,635
5,800,000	Starwood Property Trust, Inc.^µ 4.550%, 03/01/18	6,294,044
		19,169,932
	Utilities (0.7%)
3,400,000	NRG Yield, Inc.* 3.250%, 06/01/20	3,312,620

	Total Convertible Bonds (Cost $421,954,356)	409,775,751

SYNTHETIC CONVERTIBLE SECURITIES (2.9%) ¤
Corporate Bonds (2.5%)
	Consumer Discretionary (0.7%)
245,000	Dana Financing Luxembourg Sarl*~ 6.500%, 06/01/26	260,313
716,000	DISH DBS Corp.~ 6.750%, 06/01/21	770,595
98,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	98,551
294,000	GameStop Corp.*~^ 6.750%, 03/15/21	299,513
442,000	Golden Nugget, Inc.* 8.500%, 12/01/21	474,321
592,000	Goodyear Tire & Rubber Company~µ 8.750%, 08/15/20	705,220

PRINCIPAL AMOUNT		VALUE
491,000	MGM Resorts International 6.750%, 10/01/20	$544,089
196,000	Neiman Marcus Group Ltd., LLC*^ 8.000%, 10/15/21	121,765
322,000	Netflix, Inc. 5.500%, 02/15/22	346,552
		3,620,919
	Consumer Staples (0.1%)
97,000	Post Holdings, Inc.* 6.750%, 12/01/21	102,820
481,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	509,519
		612,339
	Energy (0.2%)
736,000	SESI, LLC 6.375%, 05/01/19	740,140
	Financials (0.2%)
385,000	Ally Financial, Inc.µ 6.250%, 12/01/17	398,716
589,000	International Lease Finance Corp.~µ 8.750%, 03/15/17	593,953
		992,669
	Health Care (0.3%)
579,000	Endo International, PLC*~‡ 7.250%, 01/15/22	527,975
736,000	Tenet Healthcare Corp. 6.750%, 02/01/20	733,700
177,000	VPII Escrow Corp.*^ 7.500%, 07/15/21	154,986
		1,416,661
	Industrials (0.2%)
204,000	Michael Baker International, LLC* 8.250%, 10/15/18	206,295
491,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	515,243
232,000	United Rentals North America, Inc. 7.625%, 04/15/22	243,600
		965,138
	Information Technology (0.1%)
214,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	218,405
147,000	First Data Corp.*^ 7.000%, 12/01/23	156,096
		374,501
	Materials (0.3%)
294,000	Constellium, NV*^ 8.000%, 01/15/23	310,538
343,000	Huntsman International, LLC~ 5.125%, 11/15/22	355,005
491,000	Trinseo Materials Operating, SCA*~ 6.750%, 05/01/22	517,084
		1,182,627

See accompanying Notes to Schedule of Investment

3

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Telecommunication Services (0.3%)
471,000	Frontier Communications Corp.^ 8.500%, 04/15/20	$502,792
135,000	Intelsat Jackson Holdings, SA*~^ 8.000%, 02/15/24	140,147
775,000	Sprint Corp.^ 7.625%, 02/15/25	832,641
		1,475,580
	Utilities (0.1%)
382,000	Calpine Corp.*^µ 7.875%, 01/15/23	398,951
137,000	NRG Energy, Inc. 7.875%, 05/15/21	142,737
		541,688
	Total Corporate Bonds	11,922,262

NUMBER OF
CONTRACTS		VALUE
Purchased Options (0.4%) #
	Information Technology (0.4%)
100	Alphabet, Inc.
	Call, 01/19/18, Strike $750.00	1,189,000
1,000	Take-Two Interactive Software, Inc.
	Call, 01/19/18, Strike $50.00	915,000
	Total Purchased Options	2,104,000

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $13,659,128)	14,026,262

NUMBER OF SHARES		VALUE
Convertible Preferred Stocks (28.2%)
	Energy (3.5%)
61,000	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)µ‡§ 4.184%	4,260,149
86,450	Hess Corp.µ 8.000%	5,575,160
151,075	Southwestern Energy Companyµ 6.250%	3,343,290
66,000	WPX Energy, Inc.µ 6.250%	4,108,500
		17,287,099
	Financials (8.2%)
164,000	Affiliated Managers Group, Inc.^ 5.150%	9,315,429
10,675	Bank of America Corp.~µ 7.250%	12,727,269
17,347	Virtus Investment Partners, Inc. 7.250%	1,729,929
13,555	Wells Fargo & Companyµ 7.500%	16,280,233
		40,052,860

NUMBER OF SHARES		VALUE
	Health Care (5.7%)
22,100	Allergan, PLCµ 5.500%	$17,491,929
210,225	Anthem, Inc.µ 5.250%	10,183,299
		27,675,228
	Industrials (0.7%)
67,000	Rexnord Corp. 5.750%	3,556,360
	Information Technology (0.8%)
34,000	Belden, Inc.µ 6.750%	3,640,040
	Materials (0.4%)
58,400	Arconic, Inc.µ 5.375%	2,141,528
	Real Estate (0.9%)
76,025	Welltower, Inc.µ 6.500%	4,560,740
	Telecommunication Services (1.8%)
34,000	Alibaba Exchangeable (Softbank)*§ 5.750%	4,204,950
44,325	T-Mobile USA, Inc.µ 5.500%	4,528,242
		8,733,192
	Utilities (6.2%)
121,000	Dominion Resources, Inc.^µ 6.375%	6,126,230
68,875	DTE Energy Companyµ 6.500%	3,623,576
172,350	Exelon Corp.µ 6.500%	8,543,389
68,000	Great Plains Energy, Inc. 7.000%	3,483,640
	NextEra Energy, Inc.^
105,100	6.123%	5,262,357
55,000	6.371%µ	3,240,600
		30,279,792

	Total Convertible Preferred Stocks (Cost $143,024,101)	137,926,839
Common Stocks (1.7%)
	Consumer Discretionary (1.1%)
120,432	Lennar Corp. - Class A^	5,377,289
	Health Care (0.6%)
17,157	Illumina, Inc.^µ#	2,746,835

	Total Common Stocks (Cost $10,364,581)	8,124,124
Short Term Investments (0.8%)
1,992,304	Fidelity Prime Money Market Fund - Institutional Class	1,993,101

See accompanying Notes to Schedule of Investment

4

Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,978,233	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	$1,978,233

	Total Short Term Investments (Cost $3,971,334)	3,971,334

TOTAL INVESTMENTS (139.9%) (Cost $702,919,636)		683,413,437

LIABILITIES, LESS OTHER ASSETS (-39.9%)		(194,944,031)

NET ASSETS (100.0%)		$488,469,406

NUMBER OF CONTRACTS		VALUE
Written Options (-0.2%) #
	Consumer Discretionary (-0.1%)
1,200	Lennar Corp. Call, 05/19/17, Strike $44.00	(345,000)
		(345,000)
	Health Care (0.0%)
90	Illumina, Inc. Call, 03/17/17, Strike $170.00	(41,400)
375	NuVasive, Inc. Call, 03/17/17, Strike $70.00	(136,875)
		(178,275)
	Information Technology (-0.1%)
1,275	Micron Technology, Inc. Call, 04/21/17, Strike $23.00	(315,563)
275	NVIDIA Corp. Call, 03/17/17, Strike $120.00	(85,937)
		(401,500)

	Total Written Options (Premium $802,507)	(924,775)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $19,472,648.
^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $261,416,869. $45,187,593 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2017.
@	In default status and considered non-income producing.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investment

5

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Dynamic Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 11, 2014 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 27, 2015.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, at least 80% of the Fund’s managed assets will be invested in convertible securities and income-producing securities, with at least 50% of the Fund’s managed assets invested in convertible securities (including synthetic convertible securities, which are single instruments, or multiple instruments held in concert, that are composed of two or more securities with investment characteristics that, when taken together, resemble those of traditional convertible securities). The Fund may invest up to 50%of its managed assets in securities of foreign issuers, with up to 15% of its managed assets in securities issued by foreign issuers in emerging markets. The Fund may invest up to 20% of its managed assets in high-yield non-convertible bonds (excluding such securities held to create synthetic convertible securities). “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows*:

Cost basis of investments	$702,919,636
Gross unrealized appreciation	28,272,478
Gross unrealized depreciation	(47,778,677)
Net unrealized appreciation (depreciation)	$(19,506,199)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $135.0 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $135.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2017, the average borrowings under the Agreements were $195.0 million. For the period ended January 31, 2017, the average interest rate was 1.55%. As of January 31, 2017, the amount of total outstanding borrowings was $195.0 million ($48.8 million under the BNP Agreement and $146.2 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2017 was 1.25%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of January 31, 2017, the Fund used approximately $74.5 million of its cash collateral to offset the SSB Agreement, representing 10.9% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.75%, which can fluctuate depending on interest rates. As of January 31, 2017, approximately $72.8 million of securities were on loan ($67.1 million of fixed income securities and $5.7 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurements

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$109,589,127	$—	$109,589,127
Convertible Bonds	—	409,775,751	—	409,775,751
Synthetic Convertible Securities (Corporate Bonds)	—	11,922,262	—	11,922,262
Synthetic Convertible Securities (Purchased Options)	2,104,000	—	—	2,104,000
Convertible Preferred Stocks	114,792,806	23,134,033	—	137,926,839
Common Stocks U.S.	8,124,124	—	—	8,124,124
Short Term Investments	3,971,334	—	—	3,971,334
Total	$128,992,264	$554,421,173	$—	$683,413,437
Liabilities:
Written Options	$924,775	$—	$—	$924,775
Total	$924,775	$—	$—	$924,775

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Dynamic Convertible And Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Dynamic Convertible And Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 3, 2017

By:	/s/ Thomas Herman
Name:	Thomas Herman
Title:	Principal Financial Officer
Date:	March 3, 2017